SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Amortization Rates [Table Text Block]
Computer hardware	30% straight-line
Computer software	50% declining-balance
Office furniture	20% declining-balance
Equipment	30% declining-balance
Leasehold improvements	straight-line over the term of the lease